Mine standby costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Mine Standby Costs

	December 31, 2022	December 31, 2021

Stratoni	$24,245	$7,168
Skouries	7,782	5,785
Other mine standby costs	2,340	2,398
	$34,367	$15,351